COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 21 - COMMITMENTS AND CONTINGENT LIABILITIES:

As part of the Board’s ongoing regulatory compliance process, the Board continues to monitor legal and regulatory developments and their potential impact on the Company. Management is not aware of any contingencies that may have a significant impact on the financial position of the Company.

1.	In January 2015, the Company entered an agreement with Isorad Ltd. (a company wholly owned by the State of Israel with rights to exclusively commercialize the Soreq Research Center technology for civilian uses), according to which the Company was granted technological license in return for future royalties based on 2.2% of Gross sales by the Company and its affiliates and after 25 years the license becomes royalty-free. Upon the occurrence of an M&A event (as such event is defined in the agreement to include mergers, sale of all or substantially all the assets of ours and similar event), in the first M&A event, the Company is to pay a consideration equal to 1% of the amount received or transferred and in the second M&A event, a consideration equal to 2% of the amount received or transferred. This will not apply to any future offer of shares, merger or sale of assets thereafter.

On January 2023, the Company signed an amendment to the agreement that determine the following:

(1) for the BCA with Lionheart, Isorad was issued (a) 864,000 options to purchase shares of the Company, the options were issued in January 2023 and valued using the Black-Scholes pricing model. The main assumptions which were used are: (1) risk-free rate: 3.42%; (2) expected volatility: 81.92%: (3) expected term: up to 3 years; and (4) expected dividend yield: 0%;

The fair value of these options was $33 and recognized as a technology license intellectual property.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 21 - COMMITMENTS AND CONTINGENT LIABILITIES (CONT.):

(2) Additionally, Isorad will be entitled to 1% of any amount actually received against equity or other funding convertible into equity at the closing of the transaction and until 13 months thereafter (to be paid after reaching an aggregated received amount of 27 million, or at the end of such 13 months, the earlier thereof).

As of December 31, 2023, based on the funds the Company actually received, the Company recognized a technology license intellectual property at the amount of $123 against a liability that reflects the due amount.

(3) Exit fee - in the occurrence of the first M&A event (as such event is defined in such agreement to include mergers, sale of all or substantially all the assets of the Company and similar event) after the closing of the BCA, the Company is to pay a cash amount equal to 1.5% of the amount received or transferred. This will not apply to any future offer of shares, merger or sale of assets thereafter.